Employee benefits - Pension and other post-employment benefits - Analysis of Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets		$ 2,826	$ 3,331
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Fair value of plan assets		14,368	15,026
Present value of defined benefit obligation	[1]	11,727	11,893
Net surplus (deficit)		2,641	3,133
Effect of asset ceiling		(9)	(8)
Total net surplus (deficit), net of effect of asset ceiling		2,632	3,125
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets		2,826	3,331
Employee benefit liabilities		(194)	(206)
Total net surplus (deficit), net of effect of asset ceiling		2,632	3,125
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets		13,704	14,310
Present value of defined benefit obligation		11,142	11,271
Net surplus (deficit)		2,562	3,039
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Fair value of plan assets		664	716
Present value of defined benefit obligation		585	622
Net surplus (deficit)		79	94
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation		1,417	1,462
Net surplus (deficit)		(1,417)	(1,462)
Total net surplus (deficit), net of effect of asset ceiling		(1,417)	(1,462)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit liabilities		(1,417)	(1,462)
Total net surplus (deficit), net of effect of asset ceiling		(1,417)	(1,462)
Other post employment benefit plan [member] | Canada [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation		1,348	1,387
Net surplus (deficit)		(1,348)	(1,387)
Other post employment benefit plan [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation		69	75
Net surplus (deficit)		$ (69)	$ (75)

[1]	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2023 were $300 million and $106 million, respectively (October 31, 2022 – $323 million and $117 million, respectively)